Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Accounts Payable and Accrued Liabilities
19.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at,	December 31, 2025	December 31, 2024

The carrying amount of:

Accounts payable	$47.7	$146.1

Accrued liabilities	109.5	121.1

Wages and accrued vacation payable	46.7	51.9

	$203.9	$319.1